Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income and Expenses [Line Items]
Gain on resolution of a commercial dispute	kr 7.6	kr 1.9
Vonage Holdings Corp [member]
Other Operating Income and Expenses [Line Items]
Impairment losses		kr (1.3)	kr (31.9)